Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 24,047	$ 17,360
Restricted cash	5,886	7,728
Accounts receivable, net	14,121	10,022
Amounts due from related parties	10,545	19,639
Prepaid expenses and other current assets	905	1,600
Notes receivable	4,802	0
Total current assets	60,306	56,349
Vessels, net	1,099,015	1,037,206
Vessel held for sale	0	125,000
Other long-term assets	2,779	0
Deferred drydock and special survey costs, net	16,253	21,282
Investment in affiliates	52,122	1,257
Loans receivable from affiliates	11,706	2,422
Intangible assets	8,080	18,952
Amounts due from related parties	34,891	0
Notes receivable, net of current portion	15,897	6,112
Note receivable from affiliates	4,253	0
Total non-current assets	1,244,996	1,212,231
Total assets	1,305,302	1,268,580
Current liabilities
Accounts payable	3,718	3,276
Accrued expenses	8,800	4,445
Deferred revenue	15,143	17,198
Current portion of long-term debt, net	26,586	74,031
Total current liabilities	54,247	98,950
Long-term debt, net	466,877	449,745
Amounts due to related parties	0	11,105
Deferred revenue	16,468	28,571
Total non-current liabilities	483,345	489,421
Total liabilities	537,592	588,371
Commitments and contingencies
Partners' capital:
Common Unitholders (147,797,720 and 83,323,911 units issued and outstanding at December 31, 2017 and December 31, 2016, respectively)	791,669	677,081
General Partner (3,016,284 and 1,700,493 units issued and outstanding at December 31, 2017 and December 31, 2016, respectively)	5,464	3,128
Notes receivable	(29,423)	0
Total partners' capital	767,710	680,209
Total liabilities and partners' capital	$ 1,305,302	$ 1,268,580